Registration No. 33-37959
                               Investment Company Act Registration No. 811-06221

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                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549
                                    FORM N-1A
           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|

                         Pre-Effective Amendment No. [ ]
                       Post-Effective Amendment No. 13 |X|
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 |X|

                              Amendment No. 14 |X|
                        (Check appropriate box or boxes.)

                           BRANDYWINE BLUE FUND, INC.
                       ----------------------------------
               (Exact Name of Registrant as Specified in Charter)

                3711 Kennett Pike
              Greenville, Delaware                             19807
    (Address of Principal Executive Offices)                (Zip Code)

                                 (302) 656-3017
              (Registrant's Telephone Number, including Area Code)

                                                             Copy to:
           Foster S. Friess                              Richard L. Teigen
        115 E. Snow King Avenue                           Foley & Lardner
             P. O. Box 576                           777 East Wisconsin Avenue
        Jackson, Wyoming 83001                      Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing become effective (check appropriate box):

[ ]      immediately upon filing pursuant to paragraph (b)

[ ]      on (date) pursuant to paragraph (b)

|X|      60 days after filing pursuant to paragraph (a) (1)

[ ]      on (blank) pursuant to paragraph (a) (1)

[ ]      75 days after filing pursuant to paragraph (a) (2)

[ ]      on (date) pursuant to paragraph (a) (2), of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE

       This Post-Effective Amendment No. 13 to the Registrant's Registration Statement on Form N-1A is being filed to delete the Explanatory Notes contained in Post-Effective Amendment No. 11 and Post-Effective Amendment No. 12 of Registrant's Registration Statement on Form N-1A as well as to revise the Consent of Independent Accountants filed as exhibits to Post-Effective Amendment No. 11 and Post-Effective Amendment No. 12. Post-Effective Amendment No. 13 is being filed to add disclosures relating solely to the Brandywine Advisors Fund, a new series of the Registrant, Brandywine Blue Fund, Inc. and not to the existing series of Brandywine Blue Fund, Inc. The prospectus and statement of additional information of the existing series of Brandywine Blue Fund, Inc. are not changed by the filing of Post-Effective Amendment No. 11, Post-Effective Amendment No. 12 and Post-Effective Amendment No. 13.

       Post-Effective Amendment No. 13 incorporates by reference in its entirety Part A, Part B and Part C of Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A as well as the Exhibits to Post-Effective Amendment No. 12 (with the exception of the Consent of Independent Accountants).

                                   SIGNATURES

                  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jackson and State of Wyoming on the 26th day of October, 2000.

                                              BRANDYWINE BLUE FUND, INC.
                                                    (Registrant)



                                              By:  /s/ Foster S. Friess
                                                   -----------------------------
                                                   Foster S. Friess, President


       Pursuant to the requirements of the Securities Act of 1933, this Amended Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

          Name                          Title                        Date


/s/ Foster S. Friess                                           October 26, 2000
--------------------------
Foster S. Friess                Financial and
                                Accounting Officer
                                and Director


/s/ John E. Burris              Director                       October 26, 2000
--------------------------
John E. Burris


                                Director                       October __, 2000
--------------------------
Stig Ramel


/s/ Marvin N. Schoenhals        Director                       October 26, 2000
--------------------------
Marvin N. Schoenhals